Accounts Receivable, Net - Schedule of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Domestic customers	$ 492,159	$ 578,379
Foreign customers	179,528	194,760
Total accounts receivable	671,687	773,139
Less allowance for doubtful accounts	(81,233)	(72,614)	(45,128)	(48,496)
Total accounts receivable, net	$ 590,454	$ 700,525